Cover	Sep. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2021
Entity File Number	001-39676
Entity Registrant Name	INHIBIKASE THERAPEUTICS, INC.
Entity Central Index Key	0001750149
Entity Tax Identification Number	26-3407249
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3350 Riverwood Parkway SE
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	678
Local Phone Number	392-3419
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	IKT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false